NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED JUNE 30, 2017

TO PROSPECTUSES

Nuveen Municipal Trust

Prospectuses dated February 28, 2017

Nuveen Multistate Trust I

Prospectus dated March 31, 2017

Nuveen Multistate Trust III

Prospectus dated March 31, 2017

Nuveen Multistate Trust IV

Prospectus dated March 31, 2017

Nuveen Investment Trust

Prospectus dated February 28, 2017

Prospectuses dated March 31, 2017

Nuveen Investment Trust II

Prospectus dated November 30, 2016

Prospectus dated January 27, 2017

Prospectus dated February 28, 2017

Prospectuses dated March 31, 2017

Nuveen Investment Trust III

Prospectus dated January 31, 2017

Nuveen Investment Trust V

Prospectus dated January 19, 2017

Prospectuses dated January 31, 2017

Nuveen Investment Funds, Inc.

Prospectuses dated February 28, 2017

Prospectuses dated March 31, 2017

Nuveen Strategy Funds, Inc.

Prospectus dated March 31, 2017

The following bullet point is added to the first paragraph of the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers”:

●     Shares purchased for accounts held directly with a Fund that do not have a financial intermediary of record.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ALLP-0617P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED JUNE 30, 2017

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust

Statement of Additional Information dated

February 28, 2017

Nuveen Multistate Trust I

Statement of Additional Information dated

March 31, 2017

Nuveen Multistate Trust III

Statement of Additional Information dated

March 31, 2017

Nuveen Multistate Trust IV

Statement of Additional Information dated

March 31, 2017

Nuveen Investment Trust

Statement of Additional Information dated

February 28, 2017

Statements of Additional Information dated

March 31, 2017

Nuveen Investment Trust II

Statement of Additional Information dated

November 30, 2016

Statement of Additional Information dated

January 27, 2017

Statement of Additional Information dated

February 28, 2017

Statements of Additional Information dated

March 31, 2017

Nuveen Investment Trust III

Statement of Additional Information dated

January 31, 2017

Nuveen Investment Trust V

Statement of Additional Information dated

January 19, 2017

Statements of Additional Information dated

January 31, 2017

Nuveen Investment Funds, Inc.

Statements of Additional Information dated

February 28, 2017

Statements of Additional Information dated

March 31, 2017

Nuveen Strategy Funds, Inc.

Statement of Additional Information dated

March 31, 2017

1.	William Adams IV will retire from the Board of Directors/Board of Trustees of the Nuveen Funds as of June 30, 2017.

2.

Effective July 1, 2017, Robert L. Young will be appointed to the Board of Directors/Board of Trustees of the Nuveen Funds as an independent director/trustee. Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive

Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice. Mr. Young holds a Bachelor of Business Administration degree in Accounting from the University of Dayton and, from 2008 to 2011, he served on the Investment Committee of its Board of Trustees.

3.	The following bullet point is added to the first paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares”:

●     investors purchasing shares for accounts held directly with a Fund that do not have a financial intermediary of record.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-0617P